Recurring Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities

	Carrying		Fair Value
	Value/	Gross	as of	Amortization
	Amortized	Unrealized	June 30,	of Bond
	Cost	Loss	2021	Discount
U.S. Money Market	$268	$—	$268	$—
U.S. Treasury Securities	345,033,661	(4,476)	345,029,185	33,929
	$345,033,929	$(4,476)	$345,029,453	$33,929

Schedule of fair value measured on recurring basis

	Carrying Value	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account – U.S. Treasury Bills	345,033,929	$345,033,929	$—	$—

Liabilities:
Private Placement Warrants	4,938,134	—	—	4,938,134
Public Warrants	8,855,000	8,855,000	—	—

Schedule of monte carlo simulation model for the private warrants

	March 2,
	2021
	(Initial	June 30,
Input	Measurement)	2021
Risk-free interest rate	1.01%	1.06%
Expected term (years)	6.46	6.13
Stock price	$9.584	$9.7000
Probability of completing business combination	80%	80%
Expected volatility	24.2%	16.0%
Exercise price	$11.50	$11.50

Schedule of fair value of warrant liabilities

Fair Value at December 31, 2020	$—
Fair value at issuance March 2 2021	22,182,906
Public Warrants reclassified to level 1(1)	(8,855,000)
Change in fair value	(8,389,772)
Fair Value at June 30, 2021	$4,938,134